Prepaid Costs and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Costs and Expenses [Abstract]
Schedule of prepaid costs and expenses

	December 31, 2019	December 31, 2018

Cloud services	$-	$2,785
Rental	-	5,835
Advertising	-	396,191
Marketing and promotion	-	3,802,469
Professional services	-	1,155,122
Others	-	25,156
Subtotal	-	5,387,558
Less: long term prepaid expenses	-	(2,200,506)
Total	$-	$3,187,052